Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Six months ended June 30,
	2013		2012
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	3	-	4	22
Interest cost	11	7	10	7
Expected return on plan assets	(41)	-	(14)	-
Net periodic benefit cost	(27)	7	-	29